Earnings (loss) per share (Details) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2018 BRL (R$) R$ / shares shares	Jun. 30, 2017 BRL (R$) R$ / shares shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares
Basic [Abstract]
Profit (loss) attributable to equity holders of the parent | R$	R$ (117,275)	R$ 105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637,000	45,637,000
Basic (loss) profit per share (in reais per share) | R$ / shares	R$ (2.5698)	R$ 2.3014
Diluted [Abstract]
Profit (loss) attributable to equity holders of the parent | R$	R$ (117,275)	R$ 105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637,000	45,637,000
Diluted (loss) profit per share (in reais per share) | R$ / shares	R$ (2.5698)	R$ 2.3014
Number of warrants outstanding excluded from computation of earnings per share (in shares)	28,449,999
Warrants exercise price (in dollars per share) | (per share)	R$ 11.50		$ 11.50	$ 11.50
Basic [Abstract]
Profit (loss) from continuing operations attributable to equity holders of the parent | R$	R$ (125,181)	R$ 97,089
Weighted average number of ordinary shares (shares/thousand)	45,637,000	45,637,000
Basic profit (loss) per share (in reais per share) | R$ / shares	R$ (2.7430)	R$ 2.1274
Diluted [Abstract]
Profit (loss) from continuing operations attributable to equity holders of the parent | R$	R$ (125,181)	R$ 97,089
Weighted average number of ordinary shares (shares/thousand)	45,637,000	45,637,000
Diluted profit (loss) per share (in reais per share) | R$ / shares	R$ (2.7430)	R$ 2.1274